CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Income and Comprehensive Income [Abstract]
Net loss	$ (64,713)	$ (10,268)	$ (21,205)
Other comprehensive income / (loss) (Actuarial gain / (loss))	1,016	(911)	(30)
Comprehensive loss	$ (63,697)	$ (11,179)	$ (21,235)